UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-04333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner               New York, New York                      11/14/08
[Signature]                     [City, State]                           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       10

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $5,067,226
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number      Name
     ---      --------------------      ----

     01       28-04690                  High River Limited Partnership

     02       28-05849                  Icahn Enterprises Holdings L.P.

     03       28-02662                  Barberry Corp.

     04       28-04970                  High Coast Limited Partnership

     05       28-04460                  Highcrest Investors Corp.

     06       28-11469                  Gascon Partners

     07       28-12620                  CCI Offshore Corp.

     08       28-                       IEH FM Holdings LLC

     09       28-11143                  Icahn Management LP

     10       28-13170                  Thornwood Associates Limited Partnership

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP


COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-    COM     00764X103              164       864,865   SH               Defined         1             864,865
CEUTICALS INC

AMERICAN RAILCAR    COM     02916P103            6,990       417,086   SH               Defined         3             417,086
INDS INC

AMERICAN RAILCAR    COM     02916P103           98,003     6,109,894   SH               Defined                     6,109,894
INDS INC

BIOGEN IDEC INC     COM     09062X103          176,129     3,502,261   SH               Defined         1           3,502,261

BLOCKBUSTER INC     CL A    093679108            3,553     1,732,960   SH               Defined         1           1,732,960

BLOCKBUSTER INC     CL A    093679108            1,841       898,000   SH               Defined         3             898,000

BLOCKBUSTER INC     CL B    093679207            1,012       772,320   SH               Defined         1             772,320

BLOCKBUSTER INC     CL B    093679207              447       340,906   SH               Defined         3             340,906

CYBERONICS, INC.    COM     23251P102            8,537       502,152   SH               Defined         1             502,152

ENZON PHARMA-       COM     293904108            4,534       614,420   SH               Defined         1             614,420
CEUTICALS INC.

FEDERAL MOGUL CORP  COM     313549404          307,374    24,491,924   SH               Defined        10          24,491,924

FEDERAL MOGUL CORP  COM     313549404          636,913    50,750,000   SH               Defined         8          50,750,000

FORESTAR REAL       COM     346233109           11,837       802,481   SH               Defined         1             802,481
ESTATE GROUP INC

GUARANTY FINL       COM     40108N106            3,170       802,481   SH               Defined         1             802,481
GROUP INC

ICAHN ENTERPRISES   DEP     451100101          124,285     2,887,000   SH               Defined         3           2,887,000
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101        1,593,273    37,009,836   SH               Defined         4          37,009,836
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101          148,634     3,452,586   SH               Defined         5           3,452,586
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101          511,958    11,892,167   SH               Defined         6           11,892,167
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101          159,574      3,706,723  SH               Defined         7           3,706,723
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101           65,243     1,515,515   SH               Defined                     1,515,515
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101          146,819     3,410,441   SH               Defined         9           3,410,441
LP                  UNIT

ICAHN ENTERPRISES   DEP     451100101           17,814       413,793   SH               Defined                       413,793
LP                  NIT

IMCLONE SYS INC     COM     45245W109          387,200     6,205,134   SH               Defined         1           6,205,134

IMCLONE SYS INC     COM     45245W109          284,769     4,563,610   SH               Defined         2           4,563,610

IMCLONE SYS INC     COM     45245W109           56,210       900,800   SH               Defined         3             900,800

LEAR CORP           COM     521865105            6,929       659,860   SH               Defined         1             659,860

LEAR CORP           COM     521865105           21,784     2,074,701   SH               Defined                     2,074,701

LIONS GATE          COM NEW 535919203            9,759     1,072,379   SH               Defined         1           1,072,379
ENTMNT CORP

TELIK INC           COM     87959M109              686     1,039,165   SH               Defined         1           1,039,165

TEMPLE INLAND INC   COM     879868107           33,964     2,225,671   SH               Defined         1           2,225,671

YAHOO INC.          COM     984332106          238,001    13,757,264   SH               Defined         1          13,757,264


                            TOTAL           $5,067,226


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.